Shareholder Report, Average Annual Return (Details) 1014051_Franklin U.S. Treasury Bond ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	70 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin U.S. Treasury Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin U.S. Treasury Bond ETF (NAV)
Average Annual Return, Percent	3.41%	0.08%	(0.52%)
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	4.35%	0.31%	0.02%
Bloomberg U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Average Annual Return, Percent	3.25%	(0.14%)	(0.79%)